INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of income tax before income tax domestic and foreign	December 31, 2023 December 31, 2022 Domestic $(2,832,980) $(7,093,161)Foreign (15,709,674) (5,962,159) $(18,542,654) $(13,055,320)
Schedule of provision for income tax	December 31, 2023 December 31, 2022 Current tax provision Federal $- $- State - - Foreign - (75,724)Total current tax provision $- $(75,724) Deferred tax provision Domestic $- $- State - - Foreign - 850,775 Total deferred tax provision $- $850,775 Total current provision $- $775,051
Schedule of reconciliation of income tax	December 31, 2023 December 31, 2022 US Loss before income taxes $(18,542,654) $(13,055,320)Taxes under statutory US tax rates $(3,893,957) $(2,741,617)Increase (decrease) in taxes resulting from: Increase in valuation allowance $4,339,572 $3,989,786 Foreign tax rate differential $245,518 $34,601 Permanent differences $(448,032) $128,705 Prior period adjustments $(151,879) $(186,143)State taxes $(91,222) $(450,280)Income tax expense $- $775,052
Schedule of significant components of deferred tax assets and liabilities	December 31, 2023 December 31, 2022 Net operating loss carryforward $7,621,277 $5,899,702 Capital loss carryforward 801,744 801,744 Section 163(j) carryforward 563,138 561,130 Foreign exchange 129,916 297,263 Allowance for doubtful accounts 4,404,277 1,616,926 Accrued expenses 261,466 352,025 Mark to market adjustment in securities 358,761 358,761 Lease liability 261,377 259,381 Capitalized research & development costs 52,261 - Depreciation (35,734) (22,914)Total deferred tax assets 14,418,483 10,124,018 Intangibles (15,845) (8,139)Inventory 4,853 (49,961)Right of use asset (258,770) (256,769)Goodwill (10,980) (10,979)Total deferred tax liabilities (280,742) (325,848)Valuation allowance (14,137,741) (9,798,170)Net deferred tax assets $- $-